SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Fair value
Equity securities with readily determinable fair value		¥ 130		$ 13	¥ 89
Equity-method investment impairment			¥ 3
Long-lived asset impairment loss	¥ 35	¥ 169	¥ 151
Revenue growth rate
Fair value
Measurement input		4	4	4	4
Discount rate
Fair value
Measurement input		20	20	20	20
Recurring basis | Fair value
Fair value
Equity securities with readily determinable fair value		¥ 1,037			¥ 4,111
Available-for-sale debt securities		346			320
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair value
Equity securities with readily determinable fair value		1,037			4,111
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair value
Available-for-sale debt securities		346			320
Non-recurring basis
Fair value
Property and equipment		52	¥ 21		10
Non-recurring basis | Carrying value
Fair value
Property and equipment		221	172		45
Long-term investments		0	3		0
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Property and equipment		¥ 52	¥ 21		¥ 10